Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share
16.	EARNINGS PER SHARE

	Year ended December 31, 2017			Year ended December 31, 2016
	Earnings for the period	Weighted average shares outstanding	Earnings per share	Earnings for the period	Weighted average shares outstanding	Earnings per share
Basic EPS	$11,898	39,409,369	$0.30	$31,738	32,098,930	$0.99
Effect of dilutive securities:
Share options	-	172,570	-	-	67,178	-
Warrants	-	275,304	-	-	253,247	-
Diluted EPS	$11,898	39,857,243	$0.30	$31,738	32,419,355	$0.98

At December 31, 2017, 2,134,850 (December 31, 2016 - 1,785,450) share options were outstanding, of which 1,723,584 were anti-dilutive (December 31, 2016 - 1,577,950).

At December 31, 2017, share purchase warrants that entitle the holders to purchase 5,851,000 (December 31, 2016 - 2,820,000) common shares were outstanding (note 13), of which 5,851,000 (December 31, 2016 - 1,820,000) were anti-dilutive.